Condensed Parent Only Financial Information - Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Condensed Income Statements, Captions [Line Items]
Interest income	$ 18,956			$ 21,176					$ 38,418	$ 43,892	$ 62,223		$ 77,166	$ 99,882	$ 127,253
Interest expense	1,094			7,759					2,241	15,655	14,117		29,503	37,399	55,329
Net interest expense	17,862	18,877	15,812	13,417	14,820	15,205	16,059	16,399	36,177	28,237	48,106		47,663	62,483	71,924
Non-interest income	7,610	8,002	142,679	8,852	7,503	11,844	13,056	13,498	13,542	16,355	159,533		38,398	45,901	49,261
Extinguishment of debt				134,500							134,514
Reorganization costs											1,929
Non-interest expense	22,855	23,125	45,232	27,375	35,668	33,849	32,842	32,645	45,172	63,043	95,732		99,336	135,004	124,026
Income (loss) before income taxes	2,617	3,754	113,259	(5,381)	(14,020)	(11,632)	(8,756)	55	4,547	(19,401)	111,632		(20,333)	(34,353)	(36,728)
Income tax expense (benefit)	10		9			10	(191)		10		9		(181)	(181)	10
Net Income (loss)	(2,607)	(3,754)	(113,250)	5,381	14,020	11,642	8,565	(55)	(4,537)	19,401	(111,623)		20,152	34,172	36,738
Preferred stock dividends in arrears			(103,163)	1,701	1,662	1,654	1,634	1,610		3,363	2,538		4,898	6,560	6,278
Preferred stock discount accretion			4,304	1,863	1,843	1,853	1,853	1,863		3,706	6,167		5,569	7,412	7,413
Retirement of preferred shares											104,000
Net income (loss) available to common equity	2,607	3,754	212,109	(8,945)	(17,525)	(15,149)	(12,052)	(3,418)	4,537	(26,470)	206,918	[1]	(30,619)	(48,144)	(50,429)
Parent Company
Condensed Income Statements, Captions [Line Items]
Interest income											4		4	5	7
Interest expense											7,053		14,448	19,119	17,498
Net interest expense											(7,049)		(14,444)	(19,114)	(17,491)
Equity in net income (loss) from subsidiaries											18,787		(5,519)	(14,781)	(19,498)
Non-interest income													4	4	413
Extinguishment of debt											134,514
Income (Loss) from operations											146,252		(19,959)	(33,891)	(36,576)
Reorganization costs											1,929
Non-interest expense											1,031		599	687	1,287
Income (loss) before income taxes											143,292		(20,558)	(34,578)	(37,863)
Income tax expense (benefit)											31,669		(406)	(406)	(1,125)
Net Income (loss)											111,623		(20,152)	(34,172)	(36,738)
Preferred stock dividends in arrears											(2,538)		(4,898)	(6,560)	(6,278)
Preferred stock discount accretion											(6,167)		(5,569)	(7,412)	(7,413)
Retirement of preferred shares											104,000
Net income (loss) available to common equity											$ 206,918		$ (30,619)	$ (48,144)	$ (50,429)

[1]	On September 27, 2013, all Legacy Common Stock was cancelled and 1,810,000,000 shares of common stock were issued pursuant to the Plan of reorganization. On October 2, 2013, as a result of the Reverse Stock Split, 9,050,000 shares of common stock were outstanding. The calculation of weighted average shares includes 21,247,000 shares of Legacy Common Stock outstanding through September 26, 2013 and 9,050,000 shares of common stock outstanding from September 27 through December 31, 2013.